CAPITAL STOCK	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
CAPITAL STOCK

9.	CAPITAL STOCK

The Company is authorized to issue 350,000,000 shares of capital stock, consisting of 300,000,000 shares of common stock, $0.001 par value, and 50,000,000 shares of preferred stock, $0.001 par value per share.

Preferred Stock

The Company has designated multiple series of preferred stock, including 2 shares of series A preferred stock, 3,000,000 shares of series B preferred stock, 500 shares of series C preferred stock, 1,000,000 shares of series E preferred stock, 50,000 shares of series F-1 preferred stock, 15,000,000 shares of series I preferred stock, 2,000,000 shares of series J preferred stock, 400,000 shares of series L preferred stock, 3,000,000 shares of series N senior convertible preferred stock, 5,000 shares of series R convertible preferred stock, 5,000,000 shares of series X senior convertible preferred stock and 1,500,000 shares of series Y senior convertible preferred stock.

The following is a description of the rights and preferences of each series of preferred stock.

Redeemable Preferred Stock

The Company recognizes the series N senior convertible preferred stock and series X senior convertible preferred stock as mezzanine equity in accordance with ASC 480, “Distinguishing Liabilities from Equity”.

Series N Senior Convertible Preferred Stock

As of December 31, 2025 and 2024, there were 1,037,311 and 921,636 shares of series N senior convertible preferred stock issued and outstanding, respectively.

Ranking. The series N senior convertible preferred stock ranks, with respect to the payment of dividends and the distribution of assets upon liquidation, (i) senior to all common stock and each other class or series that is not expressly made senior to or on parity with the series N senior convertible preferred stock; (ii) on parity with each class or series that is not expressly subordinated or made senior to the series N senior convertible preferred stock; and (iii) junior to all indebtedness and other liabilities with respect to assets available to satisfy claims against the Company and each class or series that is expressly made senior to the series N senior convertible preferred stock.

Dividend Rights. Holders of series N senior convertible preferred stock are entitled to dividends at a rate per annum of 12.0% of the stated value ($4.00 per share); provided that upon an event of default (as defined in the certificate of designation for the series N senior convertible preferred stock), such rate would increase by 8% per annum. Dividends accrued from day to day, whether or not declared, and are cumulative. Dividends are payable quarterly in arrears on each dividend payment date in cash or common stock at the Company’s discretion. Dividends payable in common stock are to be calculated based on a price equal to eighty percent (80%) of the volume weighted average price for the common stock on the Company’s principal trading market (the “VWAP”) during the five (5) trading days immediately prior to the applicable dividend payment date. At December 31, 2025 and 2024, cumulative dividends earned on the series N senior convertible preferred stock were $1,783,571 and $1,320,879, respectively. During the year ended December 31, 2025, $462,693 of the cumulative accrued dividends were paid by Company via the issuance of 115,675 shares of series N senior convertible preferred stock. During the year ended December 31, 2024, $1,106,562 of the cumulative accrued dividends were paid by the Company via the issuance of 197,601 shares of common stock and $214,317 of the cumulative accrued dividends were paid by the Company via the issuance of 53,580 shares of series N senior convertible preferred stock.

Liquidation Rights. Subject to the rights of creditors and the holders of any senior securities or parity securities (in each case, as defined in the certificate of designation), upon any liquidation of the Company or its subsidiaries, before any payment or distribution of the assets of the Company (whether capital or surplus) are to be made to or set apart for the holders of junior securities (as defined in the certificate of designation), including the common stock, each holder of outstanding series N senior convertible preferred stock is entitled to receive an amount of cash equal to 115% of the stated value of $4.00 per share, plus an amount of cash equal to all accumulated accrued and unpaid dividends thereon (whether or not declared) to, but not including the date of final distribution to such holders.

Voting Rights. Holders of series N senior convertible preferred stock do not have any voting rights; provided that, so long as any shares of series N senior convertible preferred stock are outstanding, the affirmative vote of holders of a majority of the series N senior convertible preferred stock, which majority must include SILAC Insurance Company so long as it holds any shares of series N senior convertible preferred stock, voting as a separate class, is necessary for approving, effecting or validating any amendment, alteration or repeal of any of the provisions of the certificate of designation or prior to the Company’s (or Nova’s) creation or issuance of any parity securities or new indebtedness (as defined in the certificate of designation); provided that the foregoing does not apply to any financing transaction the use of proceeds of which would be used to redeem the series N senior convertible preferred stock and the warrants issued in connection therewith. In addition, the affirmative vote of holders of 66% of the series N senior convertible preferred stock, voting as a separate class, is required prior to the Company’s (or Nova’s) creation or issuance of any senior securities.

Conversion Rights. Each share of series N senior convertible preferred stock, plus all accrued and unpaid dividends thereon, are convertible, at the option of the holder thereof, at any time and from time to time, into such number of fully paid and nonassessable shares of common stock determined by dividing the stated value ($4.00 per share), plus the value of the accrued, but unpaid, dividends thereon, by a conversion price of $2,700 per share (subject to standard adjustments in the event of any stock splits, stock combinations, stock reclassifications, dividends paid in common stock, sales of substantially all assets, mergers, consolidations or similar transactions); provided that in no event shall the holder of any series N senior convertible preferred stock be entitled to convert any number of shares that upon conversion the sum of (i) the number of shares of common stock beneficially owned by the holder and its affiliates and (ii) the number of shares of common stock issuable upon the conversion of the series N senior convertible preferred stock with respect to which the determination of this proviso is being made, would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the then outstanding common stock. This limitation can be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company.

Redemption Rights. The Company may redeem the series N senior convertible preferred stock at any time by paying in cash therefore a sum equal to 115% of the stated value of $4.00 per share, plus the amount of accrued and unpaid dividends and any other amounts due pursuant to the terms of the certificate of designation. In addition, any holder may require the Company to redeem some or all of its shares of series N senior convertible preferred stock on the same terms after a period of twelve months from the date of issuance; provided, however, that such redemption right shall only be exercisable if the Company raises at least $5,000,000 or the common stock is trading on the Nasdaq Stock Market (“Nasdaq”) or the New York Stock Exchange.

Series R Convertible Preferred Stock

As of December 31, 2025 and December 31, 2024, there were no shares of series R convertible preferred issued and outstanding. The series R convertible preferred stock was cancelled as part of the June 2024 promissory note and settlement agreement. See also Note 7. Notes and Loans Payable and Note 8. Convertible Notes Payable.

Series X Senior Convertible Preferred Stock

As of December 31, 2025 and 2024, there were 438,388 and 397,464 shares of series X senior convertible preferred stock issued and outstanding, respectively.

Ranking. The series X senior convertible preferred stock ranks, with respect to the payment of dividends and the distribution of assets upon liquidation, (i) senior to all common stock and each other class or series that is not expressly made senior to or on parity with the series X senior convertible preferred stock; (ii) on parity with each class or series that is not expressly subordinated or made senior to the series X senior convertible preferred stock; and (iii) junior to the series N senior convertible preferred stock, all indebtedness and other liabilities with respect to assets available to satisfy claims against the Company and each class or series that is expressly made senior to the series X senior convertible preferred stock.

Dividend Rights. Holders of series X senior convertible preferred stock are entitled to dividends at a rate per annum of 10.0% of the stated value ($4.00 per share); provided that upon an event of default (as defined in the certificate of designation for the series X senior convertible preferred stock), such rate was to increase by 5% per annum. Dividends accrue from day to day, whether or not declared, and are cumulative. Dividends are payable quarterly in arrears on each dividend payment date. At December 31, 2025 and 2024, cumulative dividends earned on the series X senior convertible preferred stock were $436,749 and $273,058, respectively. During the year ended December 31, 2025, $163,691 of the cumulative accrued dividends were paid by the Company via the issuance of 40,924 shares of common stock. During the year ended December 31, 2024, $183,210 of the cumulative accrued dividends were paid by the Company via the issuance of 25,173 shares of common stock and $76,788 of the cumulative accrued dividends were paid by the Company via the issuance of 22,464 shares of series X senior convertible preferred stock.

Liquidation Rights. Subject to the rights of creditors and the holders of any senior securities, including the series N senior convertible preferred stock, or parity securities (in each case, as defined in the certificate of designation), upon any liquidation of the Company or its subsidiaries, before any payment or distribution of the assets of the Company (whether capital or surplus) are to be made to or set apart for the holders of junior securities (as defined in the certificate of designation), including the common stock, each holder of outstanding series N senior convertible preferred stock is entitled to receive an amount of cash equal to 100% of the stated value of $4.00 per share, plus an amount of cash equal to all accumulated accrued and unpaid dividends thereon (whether or not declared) to, but not including the date of final distribution to such holders.

Voting Rights. Holders of series X senior convertible preferred stock do not have any voting rights; provided that, so long as any shares of series X senior convertible preferred stock are outstanding, the affirmative vote of holders of a majority of the series X senior convertible preferred stock, which majority must include Leonite Capital LLC so long as it holds any shares of series X senior convertible preferred stock, voting as a separate class, is necessary for approving, effecting or validating any amendment, alteration or repeal of any of the provisions of the certificate of designation or prior to the creation or issuance of any parity securities or new indebtedness (as defined in the certificate of designation); provided that the foregoing does not apply to any financing transaction the use of proceeds of which were to be used to redeem the series X senior convertible preferred stock and the warrants issued in connection therewith. In addition, the affirmative vote of holders of 66% of the series X senior convertible preferred stock, voting as a separate class, is required prior to the creation or issuance of any senior securities.

Conversion Rights. Each share of series X senior convertible preferred stock, plus all accrued and unpaid dividends thereon, are convertible, at the option of the holder thereof, at any time and from time to time, into such number of fully paid and nonassessable shares of common stock determined by dividing the stated value ($4.00 per share), plus the value of the accrued, but unpaid, dividends thereon, by a conversion price equal to the lower of (i) the lowest VWAP during the five (5) trading days immediately prior to the applicable conversion date and (ii) the price per share paid in any subsequent financing (the “Fixed Price”). The Fixed Price is subject to standard adjustments in the event of any stock splits, stock combinations, stock reclassifications, dividends paid in common stock, sales of substantially all assets, mergers, consolidations or similar transactions, as well as a price based antidilution adjustment, pursuant to which, subject to certain exceptions, if the Company issues common stock at a price lower than the Fixed Price, the Fixed Price shall decrease to such lower price. Notwithstanding the foregoing, in no event shall the holder of any series X senior convertible preferred stock be entitled to convert any number of shares that upon conversion the sum of (i) the number of shares of common stock beneficially owned by the holder and its affiliates and (ii) the number of shares of common stock issuable upon the conversion of the series X senior convertible preferred stock with respect to which the determination of this proviso is being made, would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the then outstanding common stock. This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company.

Redemption Rights. Commencing on September 22, 2023, any holder may require the Company to redeem its shares by the payment in cash therefore of a sum equal to 100% of the stated value of $4.00 per share, plus the amount of accrued and unpaid dividends and any other amounts due pursuant to the terms of the certificate of designation; provided however, that in the event that the Company completes a public offering prior to the redemption date, then any holder may only cause the Company to redeem any outstanding series X senior convertible preferred stock by paying such redemption price in twelve (12) equal monthly installments with the first such payment due on the date that is six (6) months following the date that the Company completes such public offering.

Non-redeemable Preferred Stock

Series A Preferred Stock

As of December 31, 2025 and 2024, there were 2 shares of series A preferred stock issued and outstanding.

Ranking. The series A preferred stock ranks, with respect to the distribution of assets upon liquidation, (i) senior to all common stock and each other class or series that is not expressly made senior to or on parity with the series A preferred stock; (ii) on parity with each class or series that is not expressly subordinated or made senior to the series A preferred stock; and (iii) junior to the series B preferred stock, series C preferred stock, series E preferred stock, series F-1 preferred stock, series I preferred stock, series J preferred stock, series L preferred stock, series N senior convertible preferred stock, series R convertible preferred stock, series X senior convertible preferred stock and each other series of preferred stock and each class or series that is expressly made senior to the series A preferred stock, as well as to all indebtedness and other liabilities with respect to assets available to satisfy claims against the Company.

Dividend Rights. The series A preferred stock is not entitled to participate in any distributions or payments to the holders of common stock or any other class of stock and shall have no economic interest in the Company.

Liquidation Rights. In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, a merger or consolidation of our company wherein the Company is not the surviving entity, or a sale of all or substantially all of the assets of the Company, the holders of each share of series A preferred stock shall be entitled to receive from any distribution of any of the assets or surplus funds of the Company, before and in preference of any holder of shares of common stock, an amount equal to the stated value of $250. Once the holders receive the foregoing from any such liquidation, dissolution or winding up, the holders shall not participate with the common stock or any other class of stock.

Voting Rights. Each share of series A preferred stock shall have a number of votes at any time equal to (i) 25% of the number of votes then held or entitled to be made by all other equity securities of the Company, including, without limitation, the common stock, plus (ii) one (1). The series A preferred stock shall vote on any matter submitted to the holders of the common stock, or any other class of voting securities, for a vote, and shall vote together with the common stock, or any class of voting securities, as applicable, on such matter for as long as the shares of series A preferred stock are issued and outstanding. Notwithstanding the foregoing, the series A preferred stock shall not have the right to vote on any matter as to which solely another series of preferred stock is entitled to vote pursuant to the Company’s amended and restated articles of incorporation or a certificate of designation of such other series of preferred stock.

Transfer. Upon transfer of any share of series A preferred stock, except for a transfer by the holder to an affiliate, whether such transfer is voluntary or involuntary, such share of series A preferred stock shall automatically, and without any action being required by the Company or the holder, be converted into one (1) share of common stock.

Other Rights. Holders of series A preferred stock do not have any conversion (except as set forth above) or redemption rights.

Series B Preferred Stock

As of December 31, 2025 and 2024, there were 0 and 1,279,867 shares of series B preferred stock issued and outstanding, respectively. During the year ended December 31, 2025, all outstanding shares of series B preferred stock were converted into common stock.

Series C Preferred Stock

As of December 31, 2025 and 2024, there were 0 and 74 shares of series C preferred stock issued and outstanding, respectively. During the year ended December 31, 2025, all outstanding shares of series C preferred stock were converted into common stock.

Series E Preferred Stock

As of December 31, 2025 and 2024, there were 0 and 175,375 shares of series E preferred stock issued and outstanding, respectively. During the year ended December 31, 2025, all outstanding shares of series E preferred stock were converted into common stock.

Series F-1 Preferred Stock

As of December 31, 2025 and 2024, there were 3,875 shares of series F-1 preferred stock issued and outstanding.

Ranking. The series F-1 preferred stock ranks, with respect to the distribution of assets upon liquidation, (i) senior to all common stock, series A preferred stock and to each other class or series that is not expressly made senior to or on parity with the series F-1 preferred stock; (ii) on parity with the series B preferred stock, series C preferred stock, series E preferred stock, series J preferred stock, series L preferred stock and each other class or series that is not expressly subordinated or made senior to the series F-1 preferred stock; and (iii) junior to the series I preferred stock, series N senior convertible preferred stock, series R convertible preferred stock, series X senior convertible preferred stock and to each other series of preferred stock and each class or series that is expressly made senior to the series F-1 preferred stock, as well as to all indebtedness and other liabilities with respect to assets available to satisfy claims against the Company.

Dividend Rights. The holders of series F-1 preferred stock are entitled to receive dividends equal (on an as converted to common stock basis) to and in the same form as dividends actually paid on shares of common stock when, as and if such dividends are paid on shares of common stock. No other dividends shall be paid on shares of series F-1 preferred stock.

Liquidation Rights. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of series F-1 preferred stock shall be entitled to receive out of the assets of the Company the same amount that a holder of common stock would receive if the shares of series F-1 preferred stock were fully converted to common stock immediately prior to such liquidation, which amount shall be paid to the holders of series F-1 preferred stock pari passu with all holders of parity securities and in preference to the holders of junior securities.

Voting Rights. Except as provided by law, the holders of series F-1 preferred stock shall have no voting rights. However, as long as any shares of series F-1 preferred stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of outstanding series F-1 preferred stock, (a) alter or change adversely the powers, preferences or rights given to the series F-1 preferred stock or alter or amend the certificate of designation for the series F-1 preferred stock, or (b) amend the Company’s amended and restated articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders of series F-1 preferred stock.

Conversion Rights. Each share of series F-1 preferred stock is convertible, at any time and from time to time at the option of the holder thereof, into such number of shares of common stock as is determined as follows: (i) if the closing market price of the common stock on the principal trading market on which the common stock is then traded or quoted is less than $4.00 per share, then each share of series F-1 preferred stock shall be convertible into a number of shares of common stock equal to two (2) times the stated value ($4.00 per share), divided by such closing market price on the date of conversion; or (ii) if such closing market price is equal to or greater than $4.00 per share, then each share of series F-1 preferred stock shall be convertible into two (2) shares of common stock. In addition, upon the earlier to occur of: (a) the closing of the sale of shares of common stock to the public at a price of at least $3.00 per share in a public offering pursuant to an effective registration statement or offering statement under the Securities Act resulting in at least $3,000,000 of gross proceeds to the Company, (b) the date on which the shares of common stock of the Company are listed on a national stock exchange, including without limitation the New York Stock Exchange, NYSE American or Nasdaq (any tier), or (c) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least 67% of the then outstanding shares of series F-1 preferred stock, voting together as a single class, each share of series F-1 preferred stock shall be automatically converted into such number of shares of common stock as is determined in accordance with the provisions above. Such conversion price is subject to standard adjustments in the event of any stock dividends, stock reclassifications and similar events (but not for reverse stock splits).

Redemption Rights. Holders of series F-1 preferred stock do not have any redemption rights.

Series I Preferred Stock

As of December 31, 2025 and 2024, there were 0 and 10,469,092 shares of series I preferred stock issued and outstanding, respectively. During the year ended December 31, 2025, all outstanding shares of series I preferred stock were converted into common stock.

Series J Preferred Stock

As of December 31, 2025 and 2024, there were no shares of series J preferred stock issued and outstanding. During the year ended December 31, 2024, all outstanding shares of series J preferred stock were converted into common stock.

Series L Preferred Stock

As of December 31, 2025 and 2024, there were 319,493 shares of series L preferred stock issued and outstanding.

Ranking. The series L preferred stock ranks, with respect to the distribution of assets upon liquidation, (i) senior to all common stock, series A preferred stock and to each other class or series that is not expressly made senior to or on parity with the series L preferred stock; (ii) on parity with the series B preferred stock, series C preferred stock, series E preferred stock, series F-1 preferred stock, series J preferred stock and each other class or series that is not expressly subordinated or made senior to the series L preferred stock; and (iii) junior to the series I preferred stock, series N senior convertible preferred stock, series R convertible preferred stock, series X senior convertible preferred stock and to each other series of preferred stock and each class or series that is expressly made senior to the series L preferred stock, as well as to all indebtedness and other liabilities with respect to assets available to satisfy claims against the Company.

Dividend Rights. The holders of series L preferred stock are entitled to receive dividends equal (on an as converted to common stock basis) to and in the same form as dividends actually paid on shares of common stock when, as and if such dividends are paid on shares of common stock. No other dividends shall be paid on shares of series L preferred stock.

Liquidation Rights. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of series L preferred stock shall be entitled to receive out of the assets of the Company the same amount that a holder of common stock would receive if the shares of series L preferred stock were fully converted to common stock immediately prior to such liquidation, which amount shall be paid to the holders of series L preferred stock pari passu with all holders of parity securities and in preference to the holders of junior securities.

Voting Rights. On any matter presented to stockholders for their action or consideration, each holder of series L preferred stock shall be entitled to cast one (1) vote per share of series L preferred stock held. Except as provided by law, the holders of series L preferred stock shall vote together with the holders of shares of common stock as a single class. However, as long as any shares of series L preferred stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of outstanding series L preferred stock, (a) alter or change adversely the powers, preferences or rights given to the series L preferred stock or alter or amend the certificate of designation for the series L preferred stock, or (b) amend the Company’s amended and restated articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders of series L preferred stock.

Conversion Rights. Each share of series L preferred stock is convertible, at any time and from time to time at the option of the holder thereof, into such number of shares of common stock as is determined as follows: (i) if the closing market price of the common stock on the principal trading market on which the common stock is then traded or quoted is less than $4.00 per share, then each share of series L preferred stock shall be convertible into a number of shares of common stock equal to two (2) times the stated value ($4.00 per share), divided by such closing market price on the date of conversion; or (ii) if such closing market price is equal to or greater than $4.00 per share, then each share of series L preferred stock shall be convertible into two (2) shares of common stock. In addition, upon the earlier to occur of: (a) the closing of the sale of shares of common stock to the public at a price of at least $3.00 per share in a public offering pursuant to an effective registration statement or offering statement under the Securities Act resulting in at least $3,000,000 of gross proceeds to the Company, (b) the date on which the shares of common stock of the Company are listed on a national stock exchange, including without limitation the New York Stock Exchange, NYSE American or Nasdaq (any tier), or (c) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least 67% of the then outstanding shares of series L preferred stock, voting together as a single class, each share of series L preferred stock shall be automatically converted into such number of shares of common stock as is determined in accordance with the provisions above. Such conversion price is subject to standard adjustments in the event of any stock dividends, stock reclassifications and similar events (but not for reverse stock splits).

Redemption Rights. Holders of series L preferred stock do not have any redemption rights.

Series Y Senior Preferred Stock

As of December 31, 2025 and 2024, there were 1,067,878 and 979,125 shares of series Y senior convertible preferred stock issued and outstanding, respectively.

Ranking. The series Y senior convertible preferred stock ranks, with respect to the payment of dividends and the distribution of assets upon liquidation, (i) senior to all common stock and each series of preferred stock, and to each other class or series that is not expressly made senior to or on parity with the series Y senior convertible preferred stock; (ii) on parity with each class or series that is not expressly subordinated or made senior to the series Y senior convertible preferred stock; and (iii) junior to each class or series that is expressly made senior to the series Y senior convertible preferred stock.

Dividend Rights. Holders of series Y senior convertible preferred stock are entitled to dividends at a rate per annum of 10.0% of the stated value ($4.00 per share); provided that upon an event of default (as defined in the certificate of designation for the series Y senior convertible preferred stock), such rate shall increase by 5% per annum. Dividends shall accrue from day to day, whether or not declared, and shall be cumulative. Dividends shall be payable quarterly in arrears on each dividend payment date and may be paid in cash or common stock at our discretion; provided that the Company may only pay dividends in common stock if such common stock is free-trading, freely transferable, and does not contain a legend (or be subject to stop transfer or similar instructions) restricting the resale or transferability thereof. Dividends payable in common stock shall be calculated based on a price equal to eighty percent (80%) of the VWAP during the five (5) trading days immediately prior to the applicable payment date. For the year ended December 31, 2025, cumulative dividends earned on the series Y senior convertible preferred stock were $407,923. The cumulative accrued dividends for the year ended December 31, 2025 were paid by the Company via the issuance of 88,753 shares of series Y senior convertible preferred stock and $50,000 in cash. At December 31, 2025, the total dividends payable was $35,108. At December 31, 2024, cumulative dividends earned on the series Y senior convertible preferred stock were $275,789. During the year ended December 31, 2024, $147,555 of the cumulative accrued dividends was paid by the Company via the issuance of 12,135 shares of common stock and 40,217 shares of series Y senior convertible preferred stock. At December 31, 2024, the total dividends payable was $32,190.

Liquidation Rights. Subject to the rights of creditors and the holders of any senior securities or parity securities (in each case, as defined in the certificate of designation), upon any liquidation event (as defined in the certificate of designation), before any payment or distribution of the assets of the Company (whether capital or surplus) shall be made to or set apart for the holders of junior securities (as defined in the certificate of designation), including the common stock, each holder of outstanding series Y senior convertible preferred stock shall be entitled to receive an amount of cash equal to the greater of (i) 100% of the stated value of $4.00 per share, plus an amount of cash equal to all accumulated accrued and unpaid dividends thereon (whether or not declared) to, but not including the date of final distribution to such holders or (ii) such amount per share as would have been payable had all shares of series Y senior convertible preferred stock been converted into common stock immediately prior to such liquidation event.

Voting Rights. Holders of series Y senior convertible preferred stock do not have any voting rights; provided that, so long as any shares of series Y senior convertible preferred stock are outstanding, the affirmative vote of holders of a majority of the series Y senior convertible preferred stock, which majority must include Leonite Capital LLC so long as it holds any shares of series Y senior convertible preferred stock, voting as a separate class, shall be necessary for approving, effecting or validating any amendment, alteration or repeal of any of the provisions of the certificate of designation, prior to the Company’s issuance of additional shares of series Y senior convertible preferred stock or prior to the creation or issuance of any securities that are not subordinate to the series Y senior convertible preferred stock or new indebtedness (as defined in the certificate of designation); provided that the foregoing shall not apply to any financing transaction the use of proceeds of which will be used to redeem the series Y senior convertible preferred stock in full.

Conversion Rights. Commencing on the first anniversary of the date on which the Company’s common stock begins trading on Nasdaq, each share of series Y senior convertible preferred stock, plus all accrued and unpaid dividends thereon, shall be convertible, at the option of the holder thereof, at any time and from time to time, into such number of fully paid and nonassessable shares of common stock determined by dividing the stated value ($4.00 per share), plus the value of the accrued, but unpaid, dividends thereon, by a conversion price equal to the lowest VWAP during the five (5) trading days immediately prior to the applicable conversion date. Such conversion price is subject to adjustment if the Company issues common stock at a price lower than such conversion price, subject to certain exceptions. Notwithstanding the foregoing, in no event shall the holder of any series Y senior convertible preferred stock be entitled to convert any number of shares that upon conversion the sum of (i) the number of shares of common stock beneficially owned by the holder and its affiliates and (ii) the number of shares of common stock issuable upon the conversion of the series Y senior convertible preferred stock with respect to which the determination of this proviso is being made, would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the then outstanding common stock. This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company.

Preferred Stock Transactions

During the year ended December 31, 2025, the Company executed the following transactions:

•	An aggregate of 300,000 shares of series B preferred stock, 6 shares of series C preferred stock and 54,000 shares of series E preferred stock were issued in exchange for the cancellation of an aggregate of 391,500 shares of series I preferred stock.

•	An aggregate of 1,579,867 shares of series B preferred stock were converted into an aggregate of 1,053,248 shares of common stock.

•	An aggregate of 80 shares of series C preferred stock were converted into an aggregate of 266,668 shares of common stock.

•	An aggregate of 229,375 shares of series E preferred stock were converted into an aggregate of 152,917 shares of common stock.

•	An aggregate of 10,077,592 shares of series I preferred stock were converted into an aggregate of 6,718,395 shares of common stock.

•	An aggregate of 88,753 shares of series Y senior convertible preferred stock were issued with an aggregate value of $355,012.

•	An aggregate of 115,675 shares of series N senior convertible preferred stock were issued with an aggregate value of $462,693.

•	An aggregate of 40,924 shares of series X senior convertible preferred stock were issued with an aggregate value of $163,691.

During the year ended December 31, 2024, the Company executed the following transactions:

•	On January 19, 2024, the Company issued 62,500 shares of series I preferred stock to each of Daniel R. Thompson, the Chairman of the Board, and Alex Cunningham, the Company’s Chief Executive Officer, for $250,000 bonus compensation for the fiscal year of 2023, at the fair value of $4.48 per share.

•	On January 31, 2024, the Company issued 5,000 shares of series I preferred stock to Matthew Shafer, the Company’s Chief Financial Officer, for $20,000, at the fair value of $4.48 per share.

•	On January 31, 2024, the Company issued 2,500 shares of series I preferred stock to Zia Choe, the Company’s Chief Accounting Officer, for $10,000, at the fair value of $4.48 per share.

•	On May 15, 2024, in conjunction with the exchange of certain senior secured convertible promissory notes, 938,908 shares of series Y senior convertible preferred stock were issued with an aggregate value of $3,755,632.

•	An aggregate of 1,609,611 shares of series B preferred stock were converted into an aggregate of 1,073,105 shares of common stock.

•	An aggregate of 96 shares of series C preferred stock were converted into an aggregate of 320,062 shares of common stock.

•	An aggregate of 80,375 shares of series E preferred stock were converted into an aggregate of 53,584 shares of common stock.

•	An aggregate of 31,877 shares of series F-1 preferred stock were converted into an aggregate of 21,256 shares of common stock.

•	An aggregate of 3,527,000 shares of series I preferred stock were converted into an aggregate of 2,351,347 shares of common stock.

•	An aggregate of 1,713,584 shares of series J preferred stock were converted into an aggregate of 1,142,391 shares of common stock.

•	2 shares of series C preferred stock were cancelled, which were issued erroneously.

•	165 shares of series R preferred stock were cancelled as part of the settlement agreement described in Note 7. Notes and Loans Payable.

•	An aggregate of 1,021,408 shares of series I preferred stock were exchanged into an aggregate of 750,000 shares of series B preferred stock, 49 shares of series C preferred stock and 100,000 shares of series E preferred stock.

•	An aggregate 53,580 shares of series N senior convertible preferred stock were issued with an aggregate value of $214,317 as payment of accrued dividends.

•	An aggregate 22,464 shares of series X senior convertible preferred stock were issued with an aggregate value of $89,852 as payment of accrued dividends.

•	An aggregate of 979,125 shares of series Y senior convertible preferred stock were issued with an aggregate value of $3,916,500.

In connection with the aforementioned shares issuances on January 19, 2024 and January 31, 2024, the Company engaged a valuation specialist to perform a business valuation Monte Carlo simulation for the series I preferred stock resulting in those indicated fair values.

Common Stock

In addition to the issuance of common stock from the conversions of preferred stock noted above, during the year ended December 31, 2025, the Company executed the following transactions:

•	On June 5, 2025, as part of a legal settlement, the Company retired 19,750 shares of common stock.

•	On June 30, 2025, the Company issued 5,000 shares of common stock to an investor relation service provider. The Company recognized the fair value for the issuance of the 5,000 shares at $19.50 per share on the closing market price of June 30, 2025, and recorded selling, general and administrative expense of $97,500 in the consolidated statement of operations.

•	On July 31, 2025, the Company issued 834 shares of common stock to an employee for services rendered. The Company recognized the fair value for the issuance of the 834 shares at $14.99 per share on the closing market price of July 30, 2025, and recorded share-based compensation expense of $12,500 in the consolidated statement of operations.

•	On September 2, 2025, the Company issued 64,165 shares of common stock upon conversion of a convertible note.

•	On September 26, 2025, the Company issued an aggregate of 5,001 shares of restricted common stock under the Company’s 2024 Equity Incentive Plan to three board members for their annual retainer grants for the fiscal year 2024, which vested in full on the date of grant. The Company recognized the fair value for the issuance of the shares at $4.59 per share based on the closing market price on the grant date. Share-based compensation expense of $22,950 was recorded in the consolidated statement of operations.

•	On September 26, 2025, the Company also issued an aggregate of 5,001 shares of restricted common stock under the Company’s 2024 Equity Incentive Plan to three board members for their annual retainer grants for the fiscal year 2025, with 1,250 shares vesting on the date of grant and the remaining shares vesting in equal parts over the course of three quarters on October 1, 2025, January 1, 2026 and April 1, 2026. As of December 31, 2025, the Company recognized the fair value for the issuance of the vested shares at $4.59 per share based on the closing market price on the grant date. Share-based compensation expense of $17,213 was recorded in the consolidated statement of operations for the year ended December 31, 2025.

•	On November 3, 2025, the Company issued 16,667 shares of common stock to an investor relation service provider. The Company recognized the fair value for the issuance of the 16,667 shares at $3.03 per share on the closing market price of October 31, 2025, and recorded share-based compensation expense of $50,500 in the consolidated statement of operations.

•	On November 25, 2025, the Company issued 100,000 shares of common stock to a consulting service provider. As the service agreement included a provision that entitles the provider to receive additional shares in the event of a reverse stock split, the Company calculated a weighted-average probability assessment to determine the number of incremental shares that would be required to be issued if the reverse stock split were to occur. These incremental shares were included in the calculation of the fair value of the overall award in accordance with ASC 718 and the Company recognized $408,000 of share-based compensation expense in the consolidated statement of operations for the fair value of the issuance at $2.55 per share based on the closing market price on November 24, 2025.

•	On December 11, 2025, the Company administratively issued an aggregate of 111,674 shares of restricted common stock for restricted stock awards to certain employees for services rendered. Although the shares were issued on December 11, 2025, in accordance with ASC 718, the Company determined that a grant-date did not occur until January 2026. As a result, the Company recorded the administratively issued shares in equity on December 11, 2025, with a corresponding contra-equity unearned compensation balance.

•	On December 22, 2025, the Company issued an aggregate of 114,240 shares of common stock for a correction on the surrender of excess preferred series I shares on November 20, 2024.

•	On December 29, 2025, the Company issued an aggregate of 6,667 shares of common stock in connection with financing transactions that also included the issuance of convertible promissory notes and warrants. As the common stock were freestanding equity instruments issued as part of a single financing unit, the fair value recognized by the Company was measured at its grant date fair value based on the closing market price as of December 29, 2025 of $1.80 per share and then allocated along with the fair values of the promissory notes and the warrants to each instrument in the financing units. The allocated fair value of the shares was then recorded to additional paid-in-capital with a corresponding debt discount recognized in connection with the related promissory note. See also Note 8. Convertible Notes Payable and Note 10. Warrants.

In addition to the issuance of common stock from the conversions of preferred stock noted above, during the year ended December 31, 2024, the Company executed the following transactions:

•	In February 2024, as part of the Red Rock settlement executed in July 2022, the Company issued an aggregate of 12,370 shares of common stock to six previous owners. The Company recognized the fair value for the issuance of 12,370 shares at $9 per share on the closing market price of February 4 through February 6, 2024, and recorded share loss from discontinued operations of $111,312 in the consolidated statement of operations. This loss was also reflected as an addback to net income in the consolidated statement of cash flows.

•	On March 5, 2024, the Company issued 2,500 shares of common stock to an investor relation service provider. The Company recognized the fair value for the issuance of the 2,500 shares at $4.65 per share on the closing market price of March 5, 2024 and recorded selling, general and administrative expense of $11,617 in the consolidated statement of operations.

•	On March 26, 2024, the Company issued an aggregate of 10,002 shares of common stock to three board members. The Company recognized the fair value for the issuance of 10,002 shares at $19.50 per share on the closing market price of March 26, 2024 and recorded share-based compensation expense of $195,000 in the consolidated statement of operations.

•	In September 2024, the Company issued an aggregate of 24,742 shares of common stock as part of a legal settlement.

•	In December 2024, the Company issued 1,834 shares of common stock for services rendered by an employee. The Company recognized the fair value for the issuance of the 1,834 shares at $9.00 per share closing market price of December 5, 2024 and recorded share-based compensation expense of $16,500 in the consolidated statement of operations.

•	The Company issued an aggregate of 78,303 shares of common stock in payment of various accrued dividends on the series N, series X and series Y preferred stock.

•	The Company issued 408 shares of common stock upon conversion of certain convertible notes.

Share-based compensation

On January 31, 2024, the Company’s board of directors and stockholders adopted the Cardiff Lexington Corporation 2024 Equity Incentive Plan (the “Plan”). Awards that may be granted include incentive stock options, non-qualified stock options, stock appreciation rights, restricted awards, performance share awards, and performance compensation awards. As of December 31, 2025, pursuant to the Plan, the maximum number of shares of common stock that could be issued to participants under the Plan was 921,675 (subject to adjustment for certain corporate changes affecting the common stock, such as stock splits); provided that the number of shares of common stock available for issuance under the Plan will automatically increase on January 1 of each calendar year during the term of the Plan by an amount equal five percent (5%) of the total number of shares of common stock issued and outstanding on December 31 of the immediately preceding calendar year. Shares subject to an award under the Plan for which the award is canceled, forfeited or expires again become available for grants under the Plan. Shares subject to an award that is settled in cash will not again be made available for grants under the Plan. On January 1, 2026, the number of shares increased to 1,606,718.

Share-based compensation expense is attributable to restricted common stock awards, stock option awards and preferred stock granted to non-employee independent directors, employees and service providers for services rendered. The Company recognizes expense using a straight-line amortization method as reflected in general and administrative expense in the consolidated statement of operations. Share-based compensation expense for the year ended December 31, 2025 and 2024 was $754,475 and $544,725, respectively.

Generally, all forms of share-based payments, including stock option grants, warrants and restricted stock grants are measured at their fair value on the awards’ grant date, based on the estimated number of awards that are ultimately expected to vest. The Company has elected to account for forfeitures as they occur and expense is recognized over the requisite service period. Grant date fair value of restricted common stock and common stock awards is determined using the Company’s closing share price on the grant date and the grant date fair value of stock options awarded is determined using a Black-Scholes valuation model. Grant date fair value of any preferred stock awards is determined utilizing a third-party valuation.

Non-Vested Common Stock

On September 26, 2025, the Company issued an aggregate of 5,001 shares of restricted common stock under the Plan to three board members for their annual retainer grants for the fiscal year 2024, which vested in full on the date of grant. The Company recognized the fair value for the issuance of the shares at $4.59 per share based on the closing market price on the grant date. Share-based compensation expense of $22,950 was recorded in the consolidated statement of operations. There is no unearned compensation as of December 31, 2025 related to this award.

Also on September 26, 2025, the Company issued an aggregate of 5,001 shares of restricted common stock under the Plan to three board members for their annual retainer grants for the fiscal year 2025, with 1,250 shares vesting on the date of grant and the remaining shares vesting in equal parts over the course of three quarters on October 1, 2025, January 1, 2026 and April 1, 2026. As of December 31, 2025, the Company recognized the fair value for the issuance of the vested shares at $4.59 per share based on the closing market price on the grant date. Share-based compensation expense of $17,213 was recorded in the consolidated statement of operations for the year ended December 31, 2025. As of December 31, 2025, the remaining unearned compensation related to this award is $5,738 with a weighted average amortization period remaining of 0.25 years. These costs will be charged to expense and amortized on a straight-line basis in the first quarter of 2026.

On December 11, 2025, the Company administratively issued an aggregate of 111,674 shares of restricted common stock for restricted stock awards to certain employees for services rendered under the Plan. Although the shares were issued on December 11, 2025, in accordance with ASC 718, the Company determined that a grant-date did not occur until January 2026. As a result, the Company recorded the issued shares in equity on December 11, 2025, with a corresponding contra-equity unearned compensation balance. As of December 31, 2025, unearned stock-based compensation related to this award was $579,215 with a weighted average amortization period remaining of 0.96 years. These costs will be charged to expense and amortized on a straight-line basis from its determined grant date in January 2026 through the remaining vesting periods in 2026.

A summary of non-vested restricted stock activity for the year ended December 31, 2025 is presented as follows:

	Number of Non-vested Restricted Common Shares	Weighted Average Grant Date Fair Value
Balance at January 1, 2025	–	$–
Granted	121,667	5.14
Vested	(8,750)	–
Forfeited	–	–
Balance at December 31, 2025	112,917	$5.14

Stock Options

On December 11, 2025, the Company granted stock options to purchase 90,002 shares of its common stock to certain employees and directors under the Plan. The options have an exercise price equal to the fair market value of the Company’s common stock on the grant date of $5.187 per share, vest in equal parts over the course of four quarters beginning January 1, 2026, and expire six years from the grant date.

The Company estimated the grant-date fair value of the options using the Black-Scholes option-pricing model. The weighted-average assumptions used in the valuation were as follows:

•	Expected term: 3.5 years
•	Annualized volatility: 282.72%
•	Risk-free interest rate: 3.60%
•	Dividend yield: 0%

Expected volatility was estimated using a blended approach that incorporates both the Company’s historical volatility and the historical volatilities of a peer group of publicly traded healthcare companies with similar size, stage, and operating characteristics. The Company utilized the simplified method to estimate expected term due to limited historical exercise data.

The weighted-average grant-date fair value of options granted during the period was $5.15 per option, resulting in total grant date fair value of $463,251. Share-based compensation expense is recognized on a straight-line basis over the requisite service period. Total unrecognized compensation cost at December 31, 2025 was $347,439 and the weighted-average remaining amortization period is 0.75 years. Intrinsic value is $0 at grant and will remain $0 until the stock trades above the exercise price.

The table below sets forth the option activity during the year ended December 31, 2025:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2025	–	$–
Granted	90,002	5.15
Exercised	–	–
Expired/Forfeited	–	–
Outstanding at December 31, 2025	90,002	5.15
Options Vested and Exercisable at December 31, 2025	22,500	$5.15